Equity (Details Textual) (USD $)	1 Months Ended							12 Months Ended
	Jun. 14, 2011	Dec. 31, 2012	Dec. 31, 2011	May 18, 2011	Dec. 31, 2012 Subscription Agreement [Member]	Dec. 12, 2012 Non Voting Convertible Preferred Stock [Member]	Dec. 31, 2012 Spi Stock Holders Loan [Member]	Dec. 31, 2012 Surepure Us [Member]	Dec. 12, 2012 Surepure Us [Member]	Jul. 31, 2011 Surepure Us [Member]	Jul. 25, 2011 Surepure Us [Member]	Jun. 01, 2011 Surepure Us [Member]
Common Stock, Shares, Issued		94,737			2,500,000		7,378,416			14,035,184	36,700,631
Common Stock, Shares, Outstanding	2,135,000	23,542,184	26,822,215	9,272,000			36,700,631		9,272,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01										$ 0.01
Stock Issued During Period, Shares, Stock Splits	32,452,000
Stock Redeemed or Called During Period, Shares								23,180,000
Preferred Stock, Shares Issued		22,665,447	0
Preferred Stock, Shares Outstanding		22,665,447
Preferred Stock, Shares Authorized						31,155,282